Long Term Debt - 10.0% First Priority Secured Notes Due 2019 - Additional Information (Detail)				1 Months Ended				2 Months Ended	11 Months Ended	12 Months Ended
	Nov. 22, 2017 USD ($)	Mar. 14, 2016 USD ($)	Feb. 02, 2016 USD ($)	Nov. 30, 2017	Nov. 30, 2016 USD ($)	Aug. 31, 2016 USD ($)	May 31, 2016 USD ($)	Dec. 31, 2015 Vessel	Nov. 21, 2017 Vessel	Dec. 31, 2017 USD ($) Vessel	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Apr. 19, 2017 USD ($)	Mar. 22, 2017 USD ($)	Apr. 21, 2015 USD ($)	Mar. 31, 2014 USD ($)
Debt Instrument [Line Items]
Number of vessels | Vessel										18
Gain on purchase of secured notes											$ 2,865,000
10.0 % First Priority Secured Notes Due 2019 [Member]
Debt Instrument [Line Items]
Issuance of secured notes											420,000,000					$ 420,000,000
Issuance date of debt instrument										Mar. 31, 2014
Debt instrument, interest rate																10.00%
Debt instrument, maturity date										Apr. 01, 2019
Termination date of debt										Nov. 22, 2017
Repayments of secured debt	$ 365,788,000									$ 365,788,000	50,997,000	$ 350,000
Number of vessels secured to notes | Vessel									16
Number of vessels | Vessel									18
Interest on notes										Interest on the 2019 Notes was payable semi-annually on April 1 and October 1 of each year
Price in percent at which excess cash flow offer is made				102.00%
Period within which Excess Cash Flow Offer is to be made				120 days
Amount of Notes tendered and accepted													$ 19,501,000		$ 350,000
Number of vessels sold | Vessel								2
Excess cash flow and collateral sale offers, amount			$ 28,417,000
Price in percent at which excess cash flow and collateral sale offers are made			102.00%
Principal amount accepted on pro rata basis on completion of cash flow and collateral tender offer		$ 26,662,000
Purchase of principal amount of secured notes					$ 18,000,000	$ 5,000,000	$ 4,200,000				$ 54,212,000
10.0 % First Priority Secured Notes Due 2019 [Member] | Interest Expense [Member]
Debt Instrument [Line Items]
Gain on purchase of secured notes					$ 1,938,000	$ 475,000	$ 452,000
10.0 % First Priority Secured Notes Due 2019 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Excess cash flow amount offered														$ 20,000,000	$ 20,000,000
10.0 % First Priority Secured Notes Due 2019 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Excess cash flow amount offered										$ 1,000,000